INCOME STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of Significant Changes in Contract Liabilities
The table below describes significant changes in contract liabilities:

	New Israeli Shekels in millions
	Deferred revenues from Hot mobile *	Other deferred revenues*
Balance as at December 31, 2016	226	45
Revenue recognized that was included in the contract liability balance at the beginning of the year	(31)	(29)
Increases due to cash received, excluding amounts recognized as revenues during the year	-	30
Balance as at December 31, 2017	195	46

* Current and non-current deferred revenues.

Schedule of Disaggregation of Revenues
Disaggregation of revenues:

	Year ended December 31, 2017 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	1,173	254	(32)	1,395
Segment revenue - Services to business customers	805	523	(141)	1,187
Segment revenue - Services revenue total	1,978	777	(173)	2,582
Segment revenue - Equipment	610	76		686
Total Revenues	2,588	853	(173)	3,268

Schedule of Cost of Revenues
Cost of revenues

	New Israeli Shekels
	Year ended December 31,
	2015	2016	2017
	In millions
Transmission, communication and content providers	888	814	738
Cost of equipment and accessories	852	625	519
Depreciation and amortization (including impairment)	577	501	477
Wages, employee benefits expenses and car maintenance	320	270	293
Costs of handling, replacing or repairing equipment	88	93	75
Operating lease, rent and overhead expenses	315	258	184
Network and cable maintenance	145	150	97
Internet infrastructure and service providers	49	68	95
Car kit installation, IT support, and other operating expenses	72	62	61
Amortization of rights of use (including impairment)	112	30	40
Other	54	53	48
Total cost of revenues	3,472	2,924	2,627

Schedule of Selling and Marketing Expenses
Selling and marketing expenses

	New Israeli Shekels
	Year ended December 31,
	2015	2016	2017
	In millions
Wages, employee benefits expenses and car maintenance	206	177	(*)106
Advertising and marketing	30	68	44
Selling commissions, net	77	82	(*)29
Depreciation and amortization (including impairment)	55	55	(*)54
Operating lease, rent and overhead expenses	27	29	23
Other	22	15	13
Total selling and marketing expenses	417	426	269

(*) See Notes 2(n), 2(f)(5) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.

Schedule of General and Administrative Expenses
General and administrative expenses

	New Israeli Shekels
	Year ended December 31,
	2015	2016	2017
	In millions
Wages, employee benefits expenses and car maintenance	84	101	79
Bad debts and allowance for doubtful accounts	63	82	52
Professional fees	31	32	22
Credit card and other commissions	16	14	14
Depreciation	9	9	9
Other	20	25	20
Total general and administrative expenses	223	263	196

Schedule of Employee Benefit Expense
Employee benefit expense

	New Israeli Shekels
	Year ended December 31,
	2015	2016	2017
	In millions
Wages and salaries including social benefits, social
security costs, pension costs and car maintenance
before capitalization	622	537	503
Less: expenses capitalized (notes 10, 11)	(65)	(65)	(77)
Service costs: defined benefit plan (note 16(2))	21	17	15
Service costs: defined contribution plan (note 16(1))	15	14	17
Employee share based compensation expenses (note 21(b))	17	45	20
	610	548	478